Fees Summary	Feb. 09, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 2,250,000,000.00
Total Fee Amount	310,725.00
Total Offset Amount	0.00
Net Fee	310,725.00
Narrative - Max Aggregate Offering Price	$ 2,250,000,000.00
Final Prospectus	true